Asset Acquisition (Details) - Schedule of Asset Acquisition	Dec. 31, 2023 USD ($)
Schedule of Asset Acquisition [Abstract]
Cash	$ 60,000,000
Convertible promissory note	60,000,000
Fair value of replacement options	81,414
Transaction costs	493,127
Total consideration value	120,574,541
Net assets acquired
Prepaids	42,374
Property, plant, and equipment	6,111,000
Mineral properties	120,196,484
Asset retirement obligations	(5,488,969)
Accounts payable and accrued liabilities	(286,348)
Total net assets acquired	$ 120,574,541